Debt (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Apr. 25, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 2,182,800,000
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	300,000,000		300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	400,000,000		400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	350,000,000	350,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.35%	4.35%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Senior notes, issuance amount	1,000,000,000		1,000,000,000
Debt instrument, outstanding	$ 632,800,000		$ 677,100,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%